Note 7 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable

Range of Exercise Prices			Shares	Weighted Average Remaining Life (yrs)	Weighted Average Price	Shares	Weighted Average Price
$0.00	to	$20.00	1,455,000	7.07	$5.48	1,293,000	$5.89
$20.01	to	$1,000.00	9,000	2.03	158.98	9,000	158.98

			1,464,000	7.04	$6.46	1,302,000	$6.99

Schedule of Other Share-based Compensation, Activity [Table Text Block]
December 31, 2016
Description	Shares	Weighted Average Exercise Price
Warrants issued in connection with equity offering	-	$-
Warrants issued in connection with debt agreement	6,156,102	0.85
Warrants issued for services	-	-
	6,156,102	$0.85
December 31, 2015
Description	Shares	Weighted Average Exercise Price
Warrants issued in connection with equity offering	-	$-
Warrants issued in connection with debt agreement	1,465,311	0.30
Warrants issued for services	341,251	2.16
	1,806,562	$0.65

Employees and Directors [Member]
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Avg.
	Shares	Exercise Price
Balance, December 31, 2014	378,000	$19.59

2015
Granted	1,300,000	2.20
Cancelled/Expired	(207,000)	3.29
Balance, December 31, 2015	1,471,000	$6.51

2016
Granted	-	-
Cancelled/Expired	(7,000)	11.31
Balance, December 31, 2016	1,464,000	$6.49